Loans Payable	12 Months Ended
Jun. 30, 2026
Loans Payable [Abstract]
LOANS PAYABLE

NOTE 8 – LOANS PAYABLE

Loan from banks

On December 12, 2022, Beijing Shuhai entered a loan agreement with Shenzhen Qianhai WeBank Co., Ltd for the amount of  approximately $129,225 with a term of 24 months, the interest rate was 10.728% to be paid every 20th of each month. For the years ended June 30, 2026, 2025 and 2024, the Company made a repayment of nil, $36,081 and $72,104 to this loan. On July 15, 2024, the loan was paid in full.

On January 13, 2023, Shenzhen Jingwei entered a loan agreement with Shenzhen Qianhai WeBank Co., Ltd for the amount of  approximately $14,552 with a term of 24 months, the interest rate was 8.6832%. For the years ended June 30, 2026, 2025 and 2024, the Company made a repayment of nil, and $4,677 and $8,012 to this loan. On July 16, 2024, the loan was paid in full.

On April 10, 2024, Guozhong Times entered a loan agreement with Bank of Beijing for the amount of approximately $70,158 with a term of 12 months with a preferential annual interest rate of 3.45% to be paid every 21st of each month. On April 9, 2025, the loan was paid in full.

On April 23, 2024, Guozhong Times entered a loan agreement with Beijing Rural Commercial Bank Economic and Technological Development Zone Branch for the amount of approximately $77,173 with a term of 12 months with the annual interest rate of 4.95% to be paid every 21st of each month. On April 23, 2025, the loan was paid in full.

On April 25, 2024, Shuhai Beijing entered a loan agreement with Industrial Bank Co., Ltd for the amount of approximately $280,631 with a term of 12 months with a preferential annual interest rate of 3.88% to be paid every 21st of each month. On April 24, 2025, the loan was paid in full.

On May 28, 2024, Guozhong Times entered a loan agreement with China Everbright Bank for the amount of approximately $140,315 with a term of 12 months with the annual interest rate of 3.4% to be paid every 21st of each month. On May 27, 2025, the loan was paid in full.

On June 20, 2024, Shuhai Beijing entered a loan agreement with Bank of China for the amount of approximately $561,262 with a term of 12 months with a preferential annual interest rate of 2.30% to be paid every 21st of the third months of each quarterOn June 19, 2025, the loan was paid in full.

On March 31, 2025, Shuhai Beijing entered a credit line agreement with Bank of China for the amount of approximately $835,864 with a term of 12 months from the first withdrawing date, the credit line has a preferential annual interest rate of 2.30% to be paid every 21st of the third months of each quarter. Liu Fu is the guarantor of this loan agreement. On February 2, 2026, the loan was paid in full.

On May 20, 2025, Guozhong Times entered a credit line agreement with Beijing Bank for the amount of approximately $419,076 with a term of 12 months, the credit line has a fixed annual interest rate of 3.00% to be paid every 21st of each month. On April 24, 2026, the loan was paid in full.

On May 21, 2025, Guozhong Times entered a loan agreement with Beijing Rural Commercial Bank Economic and Technological Development Zone Branch for the amount of approximately $139,692 with a term of 12 months with a fixed annual interest rate of 4.95% to be paid every 21st of each month. On April 10, 2026, the loan was paid in full.

On June 6, 2025, Shuhai Beijing entered a credit line agreement with Bank of China for the amount of approximately $210,500 with a term of 12 months from the first withdrawing date, the credit line has a preferential annual interest rate of 2.30% to be paid every 21st of the third months of each quarter. On June 11, 2025, Shuhai Beijing entered another credit line agreement with Bank of China for the amount of approximately $350,800 with a term of 12 months from the first withdrawing date, the credit line has a preferential annual interest rate of 2.30% to be paid every 21st of the third months of each quarter. On May 22, 2026, the loan was paid in full.

On June 6, 2025, Shuhai Beijing entered a credit line agreement with Beijing Bank for the amount of approximately $440,470 with a term of 12 months, the credit line has a fixed annual interest rate of 2.70% to be paid every 21st of each month. On April 14, 2026, the Company and the Bank entered into a supplemental agreement to amend the loan agreement, pursuant to which the final maturity date of the loan was extended from the original maturity date to June 5, 2027.

On September 23, 2025, Shuhai Beijing entered a credit line agreement with China Construction Bank for the amount of approximately $734,117 with a term of 36 months from the first withdrawing date, the credit line has a preferential annual interest rate of 2.55% to be paid every 20th of each Month. Liu zhixin is the joint borrower of this loan credit line.

On September 30, 2025, Guozhong Times entered a loan agreement with Bank of China for the amount of approximately $281,472 with a term of 12 months with an annual interest rate of 2.35% to be paid every 21st of the third months of each quarter. Liu zhixin and Liu Fu is the guarantor of this loan agreement.

On October 10, 2025, Shuhai Beijing entered a credit line agreement with Bank of Communications Beijing Free Trade Zone Branchfor the amount of approximately $734,117 with a term of 12 months, the credit line has a fixed annual interest rate of 2.65% to be paid every 21st of each month. Liu Fu is the joint borrower of this loan credit line.

On January 22, 2026, Shuhai Beijing entered a credit line agreement with Bank of China for the amount of approximately $587,294 with a term of 12 months from the first withdrawing date, the credit line has a preferential annual interest rate of 2.30% to be paid every 21st of the third months of each quarter. Liu Fu is the guarantor of this loan credit line.

On February 28, 2026, Shuhai Beijing entered into a loan agreement with Industrial and Commercial Bank of China Limited for a loan of approximately $440,470. The loan has a term of 12 months and bears a fixed interest rate of 2.35% per annum. Interest is payable monthly on the 20th day of each month, and the principal is due and payable in full at maturity. As of June 30, 2026, $440,470 was recorded as current liabilities.

On March 26, 2026, Shuhai Beijing entered a credit line agreement with Beijing Bank for the amount of approximately $1,027,764 with a term of 12 months, the credit line has a fixed annual interest rate of 2.7% to be paid every 21st of each month Zhixin Liuis the guarantor of this loan credit line.

On May 6, 2026, Guozhong Times entered a loan agreement with Beijing Bank for the amount of approximately $440,470 with a term of 12 months with an annual interest rate of 2.8% to be paid every 21st of each months.

On May 22, 2026, Shuhai Beijing entered another credit line agreement with Bank of China for the amount of approximately $587,294 with a term of 12 months from the first withdrawing date, the credit line has a preferential annual interest rate of 2.25% to be paid every 21st of the third months of each quarter. Liu Fu is the guarantor of these two credit lines.

On February 6, 2026, Shuhai Beijing entered another credit line agreement with Bank of China for the amount of approximately $293,647 with a term of 12 months from the first withdrawing date, the credit line has a preferential annual interest rate of 2.30% to be paid every 21st of the third months of each quarter. Liu Fu is the guarantor of these two credit lines.

For the years ended June 30, 2026, 2025 and 2024, the Company recorded interest expense of $96,517, $38,213and $20,516 respectively, related to these bank loans.

The following table summarizes the loan balance as of June 30, 2026:

Lendor	Loan amount	Borrowing date	Loan term - months	Interest rate	Outstanding balance
Bank of Beijing	440,470	6/6/2025	12	2.70%	440,470
China Construction Bank	734,117	9/23/2025	12	2.55%	734,117
Bank of China	293,647	9/30/2025	12	2.35%	293,647
Bank of Communications Beijing Free Trade Zone Branch	734,117	10/10/2025	12	2.65%	734,117
Bank of China	587,294	1/22/2026	12	2.30%	587,294
Industrial and Commercial Bank of China Limited	440,470	2/28/2026	12	2.35%	440,470
Bank of Beijing Free Trade Zone Branch	1,027,764	3/26/2026	12	2.70%	1,027,764
Bank of China	587,294	5/22/2026	12	2.25%	587,294
Bank of Beijing	440,470	5/6/2026	12	2.80%	440,470
Bank of China	293,649	2/6/2026	12	2.30%	293,649
Total	$5,579,292				$5,579,292